SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Financial expenses (income), net	$ 16,609	$ 12,489	$ (897)
Share-based compensation to employees and service providers	10,212	4,202	3,027
Depreciation	1,914	1,710	997
Amortization and impairment of intangible assets	16,235	7,035	216
LOSS AND COMPREHENSIVE LOSS FOR THE YEAR	(97,744)	(76,173)	(42,304)
Commercial Operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(15,527)	(27,236)	(15,913)
Research and Development
Disclosure of operating segments [line items]
Adjusted EBITDA	$ (37,247)	$ (23,501)	$ (23,048)